Intangible Assets (Details) - Schedule of indefinite life intangible assets - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Orbital slots [Member]
Intangible Assets (Details) - Schedule of indefinite life intangible assets [Line Items]
Net carrying values	$ 605,845	$ 606,113
Orbital slots [Member] | Cost [Member]
Intangible Assets (Details) - Schedule of indefinite life intangible assets [Line Items]
Cost at beginning of year	607,213	608,021
Additions
Disposals/retirements
Impact of foreign exchange	(268)	(808)
Cost at end of year	606,945	607,213
Orbital slots [Member] | Accumulated impairment [Member]
Intangible Assets (Details) - Schedule of indefinite life intangible assets [Line Items]
Accumulated impairment at beginning of year	(1,100)	(1,100)
Accumulated impairment at end of year	(1,100)	(1,100)
Impairment
Trade name [Member]
Intangible Assets (Details) - Schedule of indefinite life intangible assets [Line Items]
Net carrying values	17,000	17,000
Trade name [Member] | Cost [Member]
Intangible Assets (Details) - Schedule of indefinite life intangible assets [Line Items]
Cost at beginning of year	17,000	17,000
Additions
Disposals/retirements
Impact of foreign exchange
Cost at end of year	17,000	17,000
Trade name [Member] | Accumulated impairment [Member]
Intangible Assets (Details) - Schedule of indefinite life intangible assets [Line Items]
Accumulated impairment at beginning of year
Accumulated impairment at end of year
Impairment
Intellectual Property [Member]
Intangible Assets (Details) - Schedule of indefinite life intangible assets [Line Items]
Net carrying values	64,392	64,841
Intellectual Property [Member] | Cost [Member]
Intangible Assets (Details) - Schedule of indefinite life intangible assets [Line Items]
Cost at beginning of year	64,841	65,822
Additions		5
Disposals/retirements		(229)
Impact of foreign exchange	(449)	(757)
Cost at end of year	64,392	64,841
Intellectual Property [Member] | Accumulated impairment [Member]
Intangible Assets (Details) - Schedule of indefinite life intangible assets [Line Items]
Accumulated impairment at beginning of year
Accumulated impairment at end of year
Impairment
Total Indefinite Life Intangible Assets [Member]
Intangible Assets (Details) - Schedule of indefinite life intangible assets [Line Items]
Net carrying values	687,237	687,954
Total Indefinite Life Intangible Assets [Member] | Cost [Member]
Intangible Assets (Details) - Schedule of indefinite life intangible assets [Line Items]
Cost at beginning of year	689,054	690,843
Additions		5
Disposals/retirements		(229)
Impact of foreign exchange	(717)	(1,565)
Cost at end of year	688,337	689,054
Total Indefinite Life Intangible Assets [Member] | Accumulated impairment [Member]
Intangible Assets (Details) - Schedule of indefinite life intangible assets [Line Items]
Accumulated impairment at beginning of year	(1,100)	(1,100)
Accumulated impairment at end of year	(1,100)	(1,100)
Impairment